February 21, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:   Managers AMG Funds
      File Nos. 333-84639; 811-9521


Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Managers AMG Funds (the "Trust") hereby certifies that:

  (1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

  (2) the text of Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 18, 2003.


Very truly yours,

Managers AMG Funds

By:     /s/Donald S. Rumery
        -------------------
        Donald S. Rumery
        Treasurer

cc:     John M. Ganley, Staff Examiner
        Securities and Exchange Commission
        Philip H. Newman, Esquire
        Goodwin Procter LLP